Pledged Assets and Collateral (Tables)	12 Months Ended
Mar. 31, 2023
Financial Instruments Pledged as Collateral [Abstract]
Assets Mortgaged Pledged or Otherwise Subject to Lien
At March 31, 2023, assets mortgaged, pledged, or otherwise subject to lien were as follows:

2023
(in millions)
Trading account securities	¥12,699,080
Investment securities	25,666,561
Loans	11,950,542
Other	20,368
Total	¥50,336,551

Pledged Assets Classified by Type of Liabilities
The above pledged assets were classified by type of liabilities to which they related as follows:

2023
(in millions)
Deposits	¥14,985
Payables under repurchase agreements and securities lending transactions	27,968,380
Other short-term borrowings and long-term debt	22,280,877
Other	72,309
Total	¥50,336,551